Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Equity-Income Portfolio
March 31, 2022
VIPEI-NPRT1-0522
1.799856.118
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	558,670	13,201,372
Verizon Communications, Inc.	616,760	31,417,754
		44,619,126
Entertainment - 1.3%
The Walt Disney Co. (a)	612,997	84,078,669
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	28,588	79,513,234
Media - 2.5%
Comcast Corp. Class A	1,894,633	88,706,717
Interpublic Group of Companies, Inc.	1,398,973	49,593,593
Shaw Communications, Inc. Class B	543,900	16,880,630
		155,180,940
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	116,700	6,605,361
T-Mobile U.S., Inc. (a)	484,918	62,239,225
		68,844,586
TOTAL COMMUNICATION SERVICES		432,236,555
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	238,180	58,897,150
Household Durables - 0.2%
Tempur Sealy International, Inc.	496,700	13,867,864
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	108,698	6,224,047
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	107,600	17,232,140
Kohl's Corp.	331,400	20,036,444
Nordstrom, Inc. (b)	262,200	7,108,242
Target Corp.	206,108	43,740,240
		88,117,066
Specialty Retail - 1.3%
Best Buy Co., Inc.	139,600	12,689,640
Burlington Stores, Inc. (a)(b)	117,878	21,473,835
Dick's Sporting Goods, Inc. (b)	133,400	13,342,668
Lowe's Companies, Inc.	82,272	16,634,576
TJX Companies, Inc.	233,274	14,131,739
		78,272,458
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	171,500	13,138,615
Tapestry, Inc.	534,300	19,849,245
		32,987,860
TOTAL CONSUMER DISCRETIONARY		278,366,445
CONSUMER STAPLES - 9.9%
Beverages - 3.1%
Diageo PLC	636,800	32,301,411
Keurig Dr. Pepper, Inc.	1,764,100	66,859,390
The Coca-Cola Co.	1,561,546	96,815,852
		195,976,653
Food & Staples Retailing - 3.2%
Albertsons Companies, Inc. (b)	371,700	12,359,025
BJ's Wholesale Club Holdings, Inc. (a)	387,905	26,226,257
Costco Wholesale Corp.	35,700	20,557,845
Walmart, Inc.	933,845	139,068,197
		198,211,324
Food Products - 1.2%
Bunge Ltd.	145,300	16,100,693
Mondelez International, Inc.	667,071	41,878,717
Nestle SA (Reg. S)	129,277	16,808,423
		74,787,833
Household Products - 2.2%
Procter & Gamble Co.	883,444	134,990,243
Personal Products - 0.2%
Unilever PLC	247,400	11,232,651
TOTAL CONSUMER STAPLES		615,198,704
ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd.	852,100	52,762,517
ConocoPhillips Co.	525,504	52,550,400
Enterprise Products Partners LP	1,269,144	32,756,607
Exxon Mobil Corp.	1,873,166	154,704,780
Hess Corp.	249,600	26,717,184
Imperial Oil Ltd.	950,335	45,990,695
Phillips 66 Co.	393,900	34,029,021
Suncor Energy, Inc.	1,531,600	49,862,912
Thungela Resources Ltd. (b)	50,370	652,025
Valero Energy Corp.	416,734	42,315,170
		492,341,311
FINANCIALS - 15.2%
Banks - 10.1%
Bank of America Corp.	3,981,109	164,101,313
Huntington Bancshares, Inc.	2,561,870	37,454,539
JPMorgan Chase & Co.	1,357,675	185,078,261
M&T Bank Corp.	386,067	65,438,357
PNC Financial Services Group, Inc.	288,600	53,232,270
Wells Fargo & Co.	2,502,801	121,285,736
		626,590,476
Capital Markets - 0.8%
BlackRock, Inc. Class A	64,754	49,483,064
Consumer Finance - 1.3%
Capital One Financial Corp.	611,616	80,299,065
Insurance - 3.0%
American Financial Group, Inc.	260,300	37,904,886
Chubb Ltd.	319,082	68,251,640
Hartford Financial Services Group, Inc.	455,200	32,687,912
The Travelers Companies, Inc.	276,240	50,477,335
		189,321,773
TOTAL FINANCIALS		945,694,378
HEALTH CARE - 18.4%
Biotechnology - 2.4%
AbbVie, Inc.	407,839	66,114,780
Amgen, Inc.	347,175	83,953,859
		150,068,639
Health Care Providers & Services - 3.6%
Cigna Corp.	230,109	55,136,417
UnitedHealth Group, Inc.	327,212	166,868,304
		222,004,721
Life Sciences Tools & Services - 2.0%
Danaher Corp.	429,068	125,858,516
Pharmaceuticals - 10.4%
AstraZeneca PLC (United Kingdom)	523,536	69,427,704
Bristol-Myers Squibb Co.	1,695,037	123,788,552
Eli Lilly & Co.	340,558	97,525,594
Johnson & Johnson	783,196	138,805,827
Merck & Co., Inc.	852,000	69,906,600
Roche Holding AG (participation certificate)	163,581	64,722,763
Sanofi SA	801,755	81,971,153
		646,148,193
TOTAL HEALTH CARE		1,144,080,069
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	107,400	21,419,856
Lockheed Martin Corp.	52,200	23,041,080
Northrop Grumman Corp.	100,901	45,124,945
The Boeing Co. (a)	369,400	70,740,100
		160,325,981
Air Freight & Logistics - 1.4%
Deutsche Post AG	452,669	21,615,798
United Parcel Service, Inc. Class B	296,914	63,676,176
		85,291,974
Building Products - 0.5%
Johnson Controls International PLC	460,300	30,181,871
Electrical Equipment - 0.6%
AMETEK, Inc.	300,552	40,027,515
Industrial Conglomerates - 2.3%
General Electric Co.	701,420	64,179,930
Hitachi Ltd.	269,900	13,506,930
Roper Technologies, Inc.	97,394	45,992,369
Siemens AG	163,829	22,684,966
		146,364,195
Machinery - 1.4%
Crane Co.	186,400	20,183,392
Fortive Corp.	359,116	21,880,938
ITT, Inc.	364,552	27,417,956
Nordson Corp.	81,500	18,507,020
		87,989,306
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1,245	3,741,180
Professional Services - 0.2%
Clarivate Analytics PLC (a)(b)	692,800	11,611,328
Trading Companies & Distributors - 0.3%
Watsco, Inc.	64,358	19,606,021
Transportation Infrastructure - 0.3%
Aena SME SA (a)(c)	124,300	20,720,851
TOTAL INDUSTRIALS		605,860,222
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,974,754	110,112,283
IT Services - 1.9%
Accenture PLC Class A	164,000	55,305,720
Amdocs Ltd.	234,933	19,313,842
Genpact Ltd.	705,700	30,705,007
Visa, Inc. Class A	64,242	14,246,948
		119,571,517
Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	273,200	50,563,856
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	548,791	57,216,950
		107,780,806
Software - 2.4%
Microsoft Corp.	287,750	88,716,203
NortonLifeLock, Inc.	688,500	18,259,020
Open Text Corp.	932,000	39,519,514
		146,494,737
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	132,629	23,158,350
Samsung Electronics Co. Ltd.	853,456	48,730,554
Seagate Technology Holdings PLC	88,300	7,938,170
		79,827,074
TOTAL INFORMATION TECHNOLOGY		563,786,417
MATERIALS - 3.7%
Chemicals - 1.4%
Linde PLC	214,789	68,610,050
Nutrien Ltd.	153,800	15,897,321
		84,507,371
Containers & Packaging - 1.8%
Ball Corp.	205,500	18,495,000
Crown Holdings, Inc.	431,759	54,008,733
Packaging Corp. of America	256,500	40,042,215
		112,545,948
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	452,900	23,533,763
Lundin Mining Corp.	696,400	7,057,863
		30,591,626
TOTAL MATERIALS		227,644,945
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	146,373	36,771,825
Lamar Advertising Co. Class A	596,300	69,278,134
Public Storage	114,796	44,802,583
		150,852,542
UTILITIES - 6.5%
Electric Utilities - 3.8%
Constellation Energy Corp.	361,249	20,320,256
Exelon Corp.	774,749	36,901,295
FirstEnergy Corp.	487,100	22,338,406
NextEra Energy, Inc.	1,080,916	91,564,394
NRG Energy, Inc.	427,229	16,388,504
PG&E Corp. (a)	1,081,900	12,917,886
Southern Co.	471,600	34,195,716
		234,626,457
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	789,001	18,344,273
Multi-Utilities - 2.4%
Ameren Corp.	338,858	31,771,326
CenterPoint Energy, Inc.	1,044,968	32,017,820
Dominion Energy, Inc.	650,400	55,264,488
WEC Energy Group, Inc.	333,325	33,269,168
		152,322,802
TOTAL UTILITIES		405,293,532
TOTAL COMMON STOCKS (Cost $3,765,290,650)		5,861,355,120

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d)	361,162,092	361,234,324
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	36,445,849	36,449,493
TOTAL MONEY MARKET FUNDS (Cost $397,683,817)		397,683,817

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,162,974,467)	6,259,038,937
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(36,979,926)
NET ASSETS - 100.0%	6,222,059,011

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,720,851 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	37,073,593	458,562,752	134,402,021	52,819	1,002	(1,002)	361,234,324	0.7%
Fidelity Securities Lending Cash Central Fund 0.31%	28,726,908	186,689,486	178,966,901	14,973	-	-	36,449,493	0.1%
Total	65,800,501	645,252,238	313,368,922	67,792	1,002	(1,002)	397,683,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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